Shareholder Report		12 Months Ended
	Aug. 01, 2024	Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2025
C000015684
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class A
Trading Symbol		SGGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.07%

Gross expense ratio as of the latest prospectus: 1.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 23.99% (unadjusted for sales charges) for the period ended July 31, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 16.54% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 23.75%.

Stock selection was the primary driver of the Fund’s outperformance relative to the Russell 1000® Growth Index. The Fund produced the best results in the industrials sector, led by a position in Axon Entreprises, Inc. (2.1%). The company experienced surging demand for its law enforcement technologies, boosting its share price. Vertiv Holdings Co. (1.3%), a provider of infrastructure for data centers, was an additional contributor thanks to record bookings and strong earnings.

The gaming platform company Roblox Corp. (1.1%), which gained on evidence of its growing ability to monetize its customer base, was the leading contributor outside of industrials. The Fund also benefited from an overweight in NVIDIA Corp. (14.6%). The stock surged on expectations that its central role in artificial intelligence will fuel outsized long-term growth. CyberArk Software Ltd. (1.2%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats, was another key contributor.

An underweight in Apple, Inc. (6.4%) further contributed to relative performance, as did zero weightings in several stocks that underperformed, most notably Eli Lilly & Co.

The Fund experienced the weakest relative performance in information technology despite holding a number of outperforming stocks in the sector. Shares of the IT services company Globant SA (0.7%) fell after management provided underwhelming initial guidance for 2025 amid concerns about softness in enterprise IT services budgets. Confluent Inc. (0.5%) also lagged due to its inconsistent execution and reduced spending by its customers. Underweights or zero weightings in several winners, most notably Palantir Technologies, Inc., also detracted.

Although the Fund performed well in healthcare overall, several holdings were among the largest individual detractors. Thermo Fisher Scientific, Inc. (1.2%) was a notable laggard amid questions about its long-term financial targets. Zoetis, Inc. (1.1%), which was hurt by rising competition and lower-than-expected sales growth, and Evolent Health, Inc.,* which faced profit-margin pressures, were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of July 31, 2025.

* Not held at July 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Growth Index
'15	$9,425	$10,000	$10,000
'15	$8,833	$9,398	$9,393
'15	$8,573	$9,141	$9,160
'15	$9,256	$9,880	$9,949
'15	$9,412	$9,913	$9,977
'15	$9,367	$9,735	$9,831
'16	$8,604	$9,211	$9,282
'16	$8,489	$9,208	$9,278
'16	$9,045	$9,849	$9,904
'16	$8,988	$9,903	$9,813
'16	$9,195	$10,076	$10,004
'16	$9,075	$10,099	$9,964
'16	$9,591	$10,484	$10,435
'16	$9,572	$10,497	$10,383
'16	$9,587	$10,506	$10,421
'16	$9,290	$10,301	$10,176
'16	$9,457	$10,707	$10,398
'16	$9,614	$10,908	$10,526
'17	$9,989	$11,128	$10,881
'17	$10,464	$11,558	$11,333
'17	$10,431	$11,566	$11,464
'17	$10,783	$11,688	$11,726
'17	$11,128	$11,837	$12,031
'17	$11,101	$11,920	$11,999
'17	$11,361	$12,156	$12,318
'17	$11,388	$12,194	$12,544
'17	$11,471	$12,453	$12,707
'17	$11,541	$12,739	$13,200
'17	$11,927	$13,127	$13,601
'17	$11,998	$13,274	$13,707
'18	$12,699	$14,002	$14,677
'18	$12,290	$13,488	$14,292
'18	$12,068	$13,182	$13,901
'18	$12,187	$13,227	$13,949
'18	$12,593	$13,565	$14,560
'18	$12,807	$13,652	$14,701
'18	$13,119	$14,124	$15,132
'18	$13,950	$14,610	$15,960
'18	$14,153	$14,666	$16,049
'18	$12,796	$13,628	$14,614
'18	$12,907	$13,905	$14,769
'18	$11,741	$12,639	$13,499
'19	$12,708	$13,698	$14,712
'19	$13,253	$14,162	$15,239
'19	$13,734	$14,408	$15,673
'19	$14,435	$14,990	$16,381
'19	$13,648	$14,035	$15,346
'19	$14,624	$15,020	$16,400
'19	$14,945	$15,253	$16,770
'19	$14,986	$14,974	$16,642
'19	$14,960	$15,234	$16,644
'19	$15,222	$15,557	$17,113
'19	$15,806	$16,144	$17,872
'19	$16,077	$16,611	$18,411
'20	$16,913	$16,629	$18,823
'20	$15,808	$15,270	$17,541
'20	$14,329	$13,252	$15,815
'20	$16,361	$15,003	$18,156
'20	$17,460	$15,795	$19,375
'20	$18,246	$16,144	$20,218
'20	$19,863	$17,089	$21,774
'20	$21,321	$18,343	$24,021
'20	$20,625	$17,673	$22,890
'20	$20,191	$17,247	$22,113
'20	$21,724	$19,278	$24,377
'20	$22,576	$20,093	$25,498
'21	$22,642	$19,927	$25,310
'21	$22,449	$20,505	$25,304
'21	$22,547	$21,281	$25,739
'21	$24,119	$22,426	$27,490
'21	$23,695	$22,533	$27,110
'21	$25,208	$23,097	$28,810
'21	$26,026	$23,577	$29,760
'21	$26,975	$24,260	$30,873
'21	$25,469	$23,145	$29,144
'21	$27,654	$24,751	$31,668
'21	$27,500	$24,419	$31,861
'21	$27,859	$25,408	$32,535
'22	$24,800	$23,976	$29,743
'22	$24,252	$23,318	$28,479
'22	$24,925	$24,105	$29,594
'22	$21,406	$21,956	$26,020
'22	$20,679	$21,923	$25,415
'22	$19,333	$20,087	$23,402
'22	$21,406	$21,958	$26,210
'22	$20,159	$21,114	$24,989
'22	$18,111	$19,161	$22,560
'22	$19,187	$20,697	$23,879
'22	$19,970	$21,817	$24,967
'22	$18,455	$20,549	$23,055
'23	$20,120	$21,926	$24,977
'23	$19,773	$21,404	$24,680
'23	$21,177	$22,082	$26,367
'23	$21,465	$22,355	$26,628
'23	$22,358	$22,459	$27,841
'23	$23,579	$23,976	$29,745
'23	$24,180	$24,801	$30,747
'23	$23,953	$24,367	$30,471
'23	$22,559	$23,222	$28,814
'23	$22,152	$22,660	$28,404
'23	$24,688	$24,777	$31,500
'23	$25,973	$26,000	$32,895
'24	$26,647	$26,362	$33,715
'24	$28,253	$27,786	$36,016
'24	$28,954	$28,677	$36,650
'24	$27,561	$27,457	$35,095
'24	$28,645	$28,749	$37,196
'24	$30,286	$29,701	$39,704
'24	$29,696	$30,133	$39,029
'24	$30,484	$30,847	$39,842
'24	$31,310	$31,507	$40,971
'24	$31,432	$31,287	$40,835
'24	$33,647	$33,301	$43,484
'24	$33,556	$32,373	$43,867
'25	$34,638	$33,403	$44,735
'25	$33,219	$32,819	$43,128
'25	$30,135	$30,920	$39,495
'25	$30,497	$30,736	$40,194
'25	$33,360	$32,698	$43,751
'25	$35,479	$34,353	$46,540
'25	$36,819	$35,117	$48,297

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	23.99%	13.14%	14.60%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	16.86%	11.80%	13.92%
Russell 1000® Index	16.54%	15.49%	13.38%
Russell 1000® Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2024
AssetsNet		$ 398,672,852
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 2,263,011
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	398,672,852
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	2,263,011

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	49%
Consumer Discretionary	12%
Communication Services	12%
Health Care	10%
Financials	8%
Industrials	6%
Real Estate	2%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	63.6% of Net Assets
NVIDIA Corp.	14.6%
Microsoft Corp.	12.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	6.4%
Alphabet, Inc.	4.8%
Broadcom, Inc.	4.7%
Meta Platforms, Inc.	4.5%
Visa, Inc.	3.7%
Progressive Corp.	2.6%
ServiceNow, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since August 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015687
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class C
Trading Symbol		SGGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.82%

Gross expense ratio as of the latest prospectus: 1.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 23.04% (unadjusted for sales charges) for the period ended July 31, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 16.54% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 23.75%.

Stock selection was the primary driver of the Fund’s outperformance relative to the Russell 1000® Growth Index. The Fund produced the best results in the industrials sector, led by a position in Axon Entreprises, Inc. (2.1%). The company experienced surging demand for its law enforcement technologies, boosting its share price. Vertiv Holdings Co. (1.3%), a provider of infrastructure for data centers, was an additional contributor thanks to record bookings and strong earnings.

The gaming platform company Roblox Corp. (1.1%), which gained on evidence of its growing ability to monetize its customer base, was the leading contributor outside of industrials. The Fund also benefited from an overweight in NVIDIA Corp. (14.6%). The stock surged on expectations that its central role in artificial intelligence will fuel outsized long-term growth. CyberArk Software Ltd. (1.2%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats, was another key contributor.

An underweight in Apple, Inc. (6.4%) further contributed to relative performance, as did zero weightings in several stocks that underperformed, most notably Eli Lilly & Co.

The Fund experienced the weakest relative performance in information technology despite holding a number of outperforming stocks in the sector. Shares of the IT services company Globant SA (0.7%) fell after management provided underwhelming initial guidance for 2025 amid concerns about softness in enterprise IT services budgets. Confluent Inc. (0.5%) also lagged due to its inconsistent execution and reduced spending by its customers. Underweights or zero weightings in several winners, most notably Palantir Technologies, Inc., also detracted.

Although the Fund performed well in healthcare overall, several holdings were among the largest individual detractors. Thermo Fisher Scientific, Inc. (1.2%) was a notable laggard amid questions about its long-term financial targets. Zoetis, Inc. (1.1%), which was hurt by rising competition and lower-than-expected sales growth, and Evolent Health, Inc.,* which faced profit-margin pressures, were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of July 31, 2025.

* Not held at July 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Growth Index
'15	$10,000	$10,000	$10,000
'15	$9,365	$9,398	$9,393
'15	$9,086	$9,141	$9,160
'15	$9,802	$9,880	$9,949
'15	$9,962	$9,913	$9,977
'15	$9,908	$9,735	$9,831
'16	$9,095	$9,211	$9,282
'16	$8,969	$9,208	$9,278
'16	$9,547	$9,849	$9,904
'16	$9,484	$9,903	$9,813
'16	$9,694	$10,076	$10,004
'16	$9,562	$10,099	$9,964
'16	$10,098	$10,484	$10,435
'16	$10,074	$10,497	$10,383
'16	$10,083	$10,506	$10,421
'16	$9,764	$10,301	$10,176
'16	$9,932	$10,707	$10,398
'16	$10,091	$10,908	$10,526
'17	$10,478	$11,128	$10,881
'17	$10,972	$11,558	$11,333
'17	$10,929	$11,566	$11,464
'17	$11,289	$11,688	$11,726
'17	$11,646	$11,837	$12,031
'17	$11,610	$11,920	$11,999
'17	$11,875	$12,156	$12,318
'17	$11,894	$12,194	$12,544
'17	$11,973	$12,453	$12,707
'17	$12,038	$12,739	$13,200
'17	$12,434	$13,127	$13,601
'17	$12,502	$13,274	$13,707
'18	$13,222	$14,002	$14,677
'18	$12,789	$13,488	$14,292
'18	$12,549	$13,182	$13,901
'18	$12,666	$13,227	$13,949
'18	$13,079	$13,565	$14,560
'18	$13,291	$13,652	$14,701
'18	$13,608	$14,124	$15,132
'18	$14,459	$14,610	$15,960
'18	$14,660	$14,666	$16,049
'18	$13,250	$13,628	$14,614
'18	$13,352	$13,905	$14,769
'18	$12,141	$12,639	$13,499
'19	$13,134	$13,698	$14,712
'19	$13,687	$14,162	$15,239
'19	$14,174	$14,408	$15,673
'19	$14,892	$14,990	$16,381
'19	$14,068	$14,035	$15,346
'19	$15,064	$15,020	$16,400
'19	$15,387	$15,253	$16,770
'19	$15,416	$14,974	$16,642
'19	$15,383	$15,234	$16,644
'19	$15,643	$15,557	$17,113
'19	$16,233	$16,144	$17,872
'19	$16,499	$16,611	$18,411
'20	$17,344	$16,629	$18,823
'20	$16,201	$15,270	$17,541
'20	$14,680	$13,252	$15,815
'20	$16,751	$15,003	$18,156
'20	$17,862	$15,795	$19,375
'20	$18,656	$16,144	$20,218
'20	$20,298	$17,089	$21,774
'20	$21,771	$18,343	$24,021
'20	$21,048	$17,673	$22,890
'20	$20,593	$17,247	$22,113
'20	$22,144	$19,278	$24,377
'20	$22,997	$20,093	$25,498
'21	$23,051	$19,927	$25,310
'21	$22,839	$20,505	$25,304
'21	$22,926	$21,281	$25,739
'21	$24,506	$22,426	$27,490
'21	$24,063	$22,533	$27,110
'21	$25,581	$23,097	$28,810
'21	$26,398	$23,577	$29,760
'21	$27,343	$24,260	$30,873
'21	$25,796	$23,145	$29,144
'21	$27,994	$24,751	$31,668
'21	$27,820	$24,419	$31,861
'21	$28,163	$25,408	$32,535
'22	$25,059	$23,976	$29,743
'22	$24,489	$23,318	$28,479
'22	$25,152	$24,105	$29,594
'22	$21,589	$21,956	$26,020
'22	$20,842	$21,923	$25,415
'22	$19,473	$20,087	$23,402
'22	$21,547	$21,958	$26,210
'22	$20,280	$21,114	$24,989
'22	$18,211	$19,161	$22,560
'22	$19,278	$20,697	$23,879
'22	$20,053	$21,817	$24,967
'22	$18,519	$20,549	$23,055
'23	$20,178	$21,926	$24,977
'23	$19,817	$21,404	$24,680
'23	$21,210	$22,082	$26,367
'23	$21,486	$22,355	$26,628
'23	$22,370	$22,459	$27,841
'23	$23,574	$23,976	$29,745
'23	$24,162	$24,801	$30,747
'23	$23,915	$24,367	$30,471
'23	$22,513	$23,222	$28,814
'23	$22,093	$22,660	$28,404
'23	$24,606	$24,777	$31,500
'23	$25,870	$26,000	$32,895
'24	$26,523	$26,362	$33,715
'24	$28,108	$27,786	$36,016
'24	$28,786	$28,677	$36,650
'24	$27,389	$27,457	$35,095
'24	$28,447	$28,749	$37,196
'24	$30,057	$29,701	$39,704
'24	$29,455	$30,133	$39,029
'24	$30,214	$30,847	$39,842
'24	$31,014	$31,507	$40,971
'24	$31,115	$31,287	$40,835
'24	$33,287	$33,301	$43,484
'24	$33,175	$32,373	$43,867
'25	$34,221	$33,403	$44,735
'25	$32,803	$32,819	$43,128
'25	$29,737	$30,920	$39,495
'25	$30,080	$30,736	$40,194
'25	$32,883	$32,698	$43,751
'25	$34,942	$34,353	$46,540
'25	$36,240	$35,117	$48,297

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	23.04%	12.29%	13.74%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	22.04%	12.29%	13.74%
Russell 1000® Index	16.54%	15.49%	13.38%
Russell 1000® Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2024
AssetsNet		$ 398,672,852
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 2,263,011
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	398,672,852
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	2,263,011

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	49%
Consumer Discretionary	12%
Communication Services	12%
Health Care	10%
Financials	8%
Industrials	6%
Real Estate	2%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	63.6% of Net Assets
NVIDIA Corp.	14.6%
Microsoft Corp.	12.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	6.4%
Alphabet, Inc.	4.8%
Broadcom, Inc.	4.7%
Meta Platforms, Inc.	4.5%
Visa, Inc.	3.7%
Progressive Corp.	2.6%
ServiceNow, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since August 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015689
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class S
Trading Symbol		SCQGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$92	0.82%

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 24.29% for the period ended July 31, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 16.54% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 23.75%.

Stock selection was the primary driver of the Fund’s outperformance relative to the Russell 1000® Growth Index. The Fund produced the best results in the industrials sector, led by a position in Axon Entreprises, Inc. (2.1%). The company experienced surging demand for its law enforcement technologies, boosting its share price. Vertiv Holdings Co. (1.3%), a provider of infrastructure for data centers, was an additional contributor thanks to record bookings and strong earnings.

The gaming platform company Roblox Corp. (1.1%), which gained on evidence of its growing ability to monetize its customer base, was the leading contributor outside of industrials. The Fund also benefited from an overweight in NVIDIA Corp. (14.6%). The stock surged on expectations that its central role in artificial intelligence will fuel outsized long-term growth. CyberArk Software Ltd. (1.2%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats, was another key contributor.

An underweight in Apple, Inc. (6.4%) further contributed to relative performance, as did zero weightings in several stocks that underperformed, most notably Eli Lilly & Co.

The Fund experienced the weakest relative performance in information technology despite holding a number of outperforming stocks in the sector. Shares of the IT services company Globant SA (0.7%) fell after management provided underwhelming initial guidance for 2025 amid concerns about softness in enterprise IT services budgets. Confluent Inc. (0.5%) also lagged due to its inconsistent execution and reduced spending by its customers. Underweights or zero weightings in several winners, most notably Palantir Technologies, Inc., also detracted.

Although the Fund performed well in healthcare overall, several holdings were among the largest individual detractors. Thermo Fisher Scientific, Inc. (1.2%) was a notable laggard amid questions about its long-term financial targets. Zoetis, Inc. (1.1%), which was hurt by rising competition and lower-than-expected sales growth, and Evolent Health, Inc.,* which faced profit-margin pressures, were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of July 31, 2025.

* Not held at July 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Russell 1000® Growth Index
'15	$10,000	$10,000	$10,000
'15	$9,371	$9,398	$9,393
'15	$9,099	$9,141	$9,160
'15	$9,826	$9,880	$9,949
'15	$9,993	$9,913	$9,977
'15	$9,948	$9,735	$9,831
'16	$9,139	$9,211	$9,282
'16	$9,019	$9,208	$9,278
'16	$9,610	$9,849	$9,904
'16	$9,551	$9,903	$9,813
'16	$9,774	$10,076	$10,004
'16	$9,648	$10,099	$9,964
'16	$10,198	$10,484	$10,435
'16	$10,180	$10,497	$10,383
'16	$10,198	$10,506	$10,421
'16	$9,886	$10,301	$10,176
'16	$10,065	$10,707	$10,398
'16	$10,236	$10,908	$10,526
'17	$10,635	$11,128	$10,881
'17	$11,143	$11,558	$11,333
'17	$11,110	$11,566	$11,464
'17	$11,486	$11,688	$11,726
'17	$11,857	$11,837	$12,031
'17	$11,833	$11,920	$11,999
'17	$12,113	$12,156	$12,318
'17	$12,143	$12,194	$12,544
'17	$12,234	$12,453	$12,707
'17	$12,313	$12,739	$13,200
'17	$12,728	$13,127	$13,601
'17	$12,807	$13,274	$13,707
'18	$13,554	$14,002	$14,677
'18	$13,123	$13,488	$14,292
'18	$12,887	$13,182	$13,901
'18	$13,018	$13,227	$13,949
'18	$13,457	$13,565	$14,560
'18	$13,685	$13,652	$14,701
'18	$14,021	$14,124	$15,132
'18	$14,912	$14,610	$15,960
'18	$15,135	$14,666	$16,049
'18	$13,688	$13,628	$14,614
'18	$13,807	$13,905	$14,769
'18	$12,564	$12,639	$13,499
'19	$13,605	$13,698	$14,712
'19	$14,187	$14,162	$15,239
'19	$14,706	$14,408	$15,673
'19	$15,463	$14,990	$16,381
'19	$14,621	$14,035	$15,346
'19	$15,668	$15,020	$16,400
'19	$16,018	$15,253	$16,770
'19	$16,063	$14,974	$16,642
'19	$16,039	$15,234	$16,644
'19	$16,322	$15,557	$17,113
'19	$16,953	$16,144	$17,872
'19	$17,249	$16,611	$18,411
'20	$18,145	$16,629	$18,823
'20	$16,965	$15,270	$17,541
'20	$15,380	$13,252	$15,815
'20	$17,565	$15,003	$18,156
'20	$18,748	$15,795	$19,375
'20	$19,599	$16,144	$20,218
'20	$21,340	$17,089	$21,774
'20	$22,909	$18,343	$24,021
'20	$22,166	$17,673	$22,890
'20	$21,707	$17,247	$22,113
'20	$23,359	$19,278	$24,377
'20	$24,278	$20,093	$25,498
'21	$24,354	$19,927	$25,310
'21	$24,152	$20,505	$25,304
'21	$24,265	$21,281	$25,739
'21	$25,960	$22,426	$27,490
'21	$25,511	$22,533	$27,110
'21	$27,143	$23,097	$28,810
'21	$28,031	$23,577	$29,760
'21	$29,058	$24,260	$30,873
'21	$27,442	$23,145	$29,144
'21	$29,802	$24,751	$31,668
'21	$29,643	$24,419	$31,861
'21	$30,035	$25,408	$32,535
'22	$26,745	$23,976	$29,743
'22	$26,156	$23,318	$28,479
'22	$26,889	$24,105	$29,594
'22	$23,096	$21,956	$26,020
'22	$22,316	$21,923	$25,415
'22	$20,871	$20,087	$23,402
'22	$23,111	$21,958	$26,210
'22	$21,767	$21,114	$24,989
'22	$19,564	$19,161	$22,560
'22	$20,727	$20,697	$23,879
'22	$21,579	$21,817	$24,967
'22	$19,945	$20,549	$23,055
'23	$21,750	$21,926	$24,977
'23	$21,380	$21,404	$24,680
'23	$22,902	$22,082	$26,367
'23	$23,219	$22,355	$26,628
'23	$24,190	$22,459	$27,841
'23	$25,519	$23,976	$29,745
'23	$26,176	$24,801	$30,747
'23	$25,934	$24,367	$30,471
'23	$24,431	$23,222	$28,814
'23	$23,993	$22,660	$28,404
'23	$26,746	$24,777	$31,500
'23	$28,144	$26,000	$32,895
'24	$28,878	$26,362	$33,715
'24	$30,627	$27,786	$36,016
'24	$31,396	$28,677	$36,650
'24	$29,893	$27,457	$35,095
'24	$31,073	$28,749	$37,196
'24	$32,860	$29,701	$39,704
'24	$32,226	$30,133	$39,029
'24	$33,087	$30,847	$39,842
'24	$33,994	$31,507	$40,971
'24	$34,129	$31,287	$40,835
'24	$36,546	$33,301	$43,484
'24	$36,455	$32,373	$43,867
'25	$37,637	$33,403	$44,735
'25	$36,100	$32,819	$43,128
'25	$32,756	$30,920	$39,495
'25	$33,157	$30,736	$40,194
'25	$36,280	$32,698	$43,751
'25	$38,589	$34,353	$46,540
'25	$40,054	$35,117	$48,297

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	24.29%	13.42%	14.89%
Russell 1000® Index	16.54%	15.49%	13.38%
Russell 1000® Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2024
AssetsNet		$ 398,672,852
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 2,263,011
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	398,672,852
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	2,263,011

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	49%
Consumer Discretionary	12%
Communication Services	12%
Health Care	10%
Financials	8%
Industrials	6%
Real Estate	2%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	63.6% of Net Assets
NVIDIA Corp.	14.6%
Microsoft Corp.	12.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	6.4%
Alphabet, Inc.	4.8%
Broadcom, Inc.	4.7%
Meta Platforms, Inc.	4.5%
Visa, Inc.	3.7%
Progressive Corp.	2.6%
ServiceNow, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since August 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015690
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Institutional Class
Trading Symbol		SGGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.82%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 24.29% for the period ended July 31, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 16.54% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 23.75%.

Stock selection was the primary driver of the Fund’s outperformance relative to the Russell 1000® Growth Index. The Fund produced the best results in the industrials sector, led by a position in Axon Entreprises, Inc. (2.1%). The company experienced surging demand for its law enforcement technologies, boosting its share price. Vertiv Holdings Co. (1.3%), a provider of infrastructure for data centers, was an additional contributor thanks to record bookings and strong earnings.

The gaming platform company Roblox Corp. (1.1%), which gained on evidence of its growing ability to monetize its customer base, was the leading contributor outside of industrials. The Fund also benefited from an overweight in NVIDIA Corp. (14.6%). The stock surged on expectations that its central role in artificial intelligence will fuel outsized long-term growth. CyberArk Software Ltd. (1.2%), a cloud infrastructure software and IT security company that benefited from rising enterprise spending on security to combat cyber threats, was another key contributor.

An underweight in Apple, Inc. (6.4%) further contributed to relative performance, as did zero weightings in several stocks that underperformed, most notably Eli Lilly & Co.

The Fund experienced the weakest relative performance in information technology despite holding a number of outperforming stocks in the sector. Shares of the IT services company Globant SA (0.7%) fell after management provided underwhelming initial guidance for 2025 amid concerns about softness in enterprise IT services budgets. Confluent Inc. (0.5%) also lagged due to its inconsistent execution and reduced spending by its customers. Underweights or zero weightings in several winners, most notably Palantir Technologies, Inc., also detracted.

Although the Fund performed well in healthcare overall, several holdings were among the largest individual detractors. Thermo Fisher Scientific, Inc. (1.2%) was a notable laggard amid questions about its long-term financial targets. Zoetis, Inc. (1.1%), which was hurt by rising competition and lower-than-expected sales growth, and Evolent Health, Inc.,* which faced profit-margin pressures, were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of July 31, 2025.

* Not held at July 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index	Russell 1000® Growth Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$937,295	$939,847	$939,271
'15	$909,985	$914,088	$916,035
'15	$982,740	$988,046	$994,911
'15	$999,345	$991,310	$997,704
'15	$994,827	$973,476	$983,063
'16	$913,926	$921,079	$928,181
'16	$902,044	$920,763	$927,785
'16	$960,950	$984,904	$990,356
'16	$955,388	$990,260	$981,312
'16	$977,636	$1,007,601	$1,000,368
'16	$964,995	$1,009,883	$996,439
'16	$1,019,856	$1,048,354	$1,043,473
'16	$1,018,339	$1,049,747	$1,038,289
'16	$1,019,856	$1,050,578	$1,042,087
'16	$988,760	$1,030,092	$1,017,616
'16	$1,006,457	$1,070,702	$1,039,758
'16	$1,023,742	$1,090,817	$1,052,629
'17	$1,063,617	$1,112,752	$1,088,101
'17	$1,114,614	$1,155,824	$1,133,296
'17	$1,111,088	$1,156,554	$1,146,404
'17	$1,148,793	$1,168,781	$1,172,622
'17	$1,185,956	$1,183,697	$1,203,113
'17	$1,183,244	$1,191,962	$1,199,943
'17	$1,211,184	$1,215,567	$1,231,837
'17	$1,214,439	$1,219,369	$1,254,418
'17	$1,223,390	$1,245,336	$1,270,728
'17	$1,231,528	$1,273,899	$1,319,965
'17	$1,272,760	$1,312,748	$1,360,065
'17	$1,280,878	$1,327,383	$1,370,653
'18	$1,355,662	$1,400,247	$1,467,731
'18	$1,312,366	$1,348,839	$1,429,246
'18	$1,288,750	$1,318,223	$1,390,052
'18	$1,301,683	$1,322,703	$1,394,908
'18	$1,345,541	$1,356,466	$1,456,049
'18	$1,368,594	$1,365,238	$1,470,068
'18	$1,402,331	$1,412,354	$1,513,224
'18	$1,491,453	$1,461,020	$1,595,962
'18	$1,513,663	$1,466,568	$1,604,882
'18	$1,368,875	$1,362,789	$1,461,362
'18	$1,380,965	$1,390,523	$1,476,884
'18	$1,256,775	$1,263,878	$1,349,905
'19	$1,359,995	$1,369,795	$1,471,243
'19	$1,418,297	$1,416,174	$1,523,884
'19	$1,470,353	$1,440,829	$1,567,258
'19	$1,545,611	$1,499,016	$1,638,067
'19	$1,461,726	$1,403,492	$1,534,585
'19	$1,566,433	$1,502,023	$1,639,975
'19	$1,601,236	$1,525,349	$1,677,007
'19	$1,605,698	$1,497,411	$1,664,163
'19	$1,603,913	$1,523,366	$1,664,370
'19	$1,632,469	$1,555,651	$1,711,291
'19	$1,695,531	$1,614,441	$1,787,209
'19	$1,725,407	$1,661,064	$1,841,131
'20	$1,815,292	$1,662,857	$1,882,290
'20	$1,697,122	$1,526,973	$1,754,103
'20	$1,539,038	$1,325,184	$1,581,542
'20	$1,757,150	$1,500,298	$1,815,565
'20	$1,875,320	$1,579,456	$1,937,451
'20	$1,960,490	$1,614,384	$2,021,817
'20	$2,134,602	$1,708,916	$2,177,374
'20	$2,291,743	$1,834,345	$2,402,062
'20	$2,217,259	$1,767,304	$2,289,045
'20	$2,171,373	$1,724,686	$2,211,305
'20	$2,336,371	$1,927,780	$2,437,725
'20	$2,428,497	$2,009,278	$2,549,839
'21	$2,436,354	$1,992,730	$2,530,973
'21	$2,415,729	$2,050,480	$2,530,387
'21	$2,427,187	$2,128,077	$2,573,860
'21	$2,596,769	$2,242,633	$2,748,982
'21	$2,551,591	$2,253,279	$2,710,960
'21	$2,714,953	$2,309,740	$2,881,040
'21	$2,804,000	$2,357,722	$2,975,988
'21	$2,906,797	$2,425,960	$3,087,257
'21	$2,744,745	$2,314,526	$2,914,353
'21	$2,980,785	$2,475,125	$3,166,781
'21	$2,965,071	$2,441,922	$3,186,143
'21	$3,004,413	$2,540,833	$3,253,507
'22	$2,675,050	$2,397,580	$2,974,274
'22	$2,616,426	$2,331,787	$2,847,946
'22	$2,689,618	$2,410,474	$2,959,351
'22	$2,310,513	$2,195,603	$2,601,975
'22	$2,232,347	$2,192,266	$2,541,485
'22	$2,087,740	$2,008,664	$2,340,171
'22	$2,311,934	$2,195,750	$2,621,041
'22	$2,177,631	$2,111,441	$2,498,942
'22	$1,956,990	$1,916,075	$2,256,006
'22	$2,073,528	$2,069,745	$2,387,866
'22	$2,158,445	$2,181,713	$2,496,674
'22	$1,995,168	$2,054,850	$2,305,537
'23	$2,175,939	$2,192,617	$2,497,698
'23	$2,138,820	$2,140,442	$2,468,035
'23	$2,291,010	$2,208,151	$2,636,740
'23	$2,322,561	$2,235,512	$2,662,754
'23	$2,419,814	$2,245,924	$2,784,118
'23	$2,552,701	$2,397,609	$2,974,511
'23	$2,618,403	$2,480,059	$3,074,722
'23	$2,594,275	$2,436,675	$3,047,114
'23	$2,443,942	$2,322,161	$2,881,400
'23	$2,400,141	$2,266,036	$2,840,376
'23	$2,675,567	$2,477,673	$3,150,008
'23	$2,815,536	$2,599,985	$3,289,496
'24	$2,888,804	$2,636,244	$3,371,541
'24	$3,064,043	$2,778,605	$3,601,571
'24	$3,140,711	$2,867,679	$3,664,974
'24	$2,990,020	$2,745,653	$3,509,521
'24	$3,108,609	$2,874,945	$3,719,619
'24	$3,286,869	$2,970,097	$3,970,439
'24	$3,223,798	$3,013,320	$3,902,900
'24	$3,309,907	$3,084,746	$3,984,189
'24	$3,400,548	$3,150,703	$4,097,063
'24	$3,414,144	$3,128,688	$4,083,505
'24	$3,655,476	$3,330,110	$4,348,363
'24	$3,646,495	$3,237,268	$4,386,747
'25	$3,764,877	$3,340,316	$4,473,518
'25	$3,611,267	$3,281,890	$4,312,799
'25	$3,276,602	$3,091,955	$3,949,491
'25	$3,316,746	$3,073,554	$4,019,439
'25	$3,628,881	$3,269,762	$4,375,081
'25	$3,859,910	$3,435,347	$4,654,022
'25	$4,006,966	$3,511,685	$4,829,721

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	24.29%	13.42%	14.89%
Russell 1000® Index	16.54%	15.49%	13.38%
Russell 1000® Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2024
AssetsNet		$ 398,672,852
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 2,263,011
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	398,672,852
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	2,263,011

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	49%
Consumer Discretionary	12%
Communication Services	12%
Health Care	10%
Financials	8%
Industrials	6%
Real Estate	2%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	63.6% of Net Assets
NVIDIA Corp.	14.6%
Microsoft Corp.	12.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	6.4%
Alphabet, Inc.	4.8%
Broadcom, Inc.	4.7%
Meta Platforms, Inc.	4.5%
Visa, Inc.	3.7%
Progressive Corp.	2.6%
ServiceNow, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since August 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund’s shareholders approved a change in the Fund’s diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.